Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of inventories [Abstract]
Raw materials	$ 335,235	$ 353,174
Finished goods	618,347	620,736
Provision for inventory	(116,135)	(114,214)
Total inventories, net	$ 837,447	$ 859,696